Offerings	Jan. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.000% Notes due 2031
Amount Registered | shares	1,197,100,000
Maximum Aggregate Offering Price	$ 1,194,095,279.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 164,904.56
Offering Note	The amount to be registered has been calculated in U.S. Dollars based upon the Euro to U.S. Dollar exchange rate on January 29, 2026 of EUR1 = $1.1971 as reported on Bloomberg.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.450% Notes due 2034
Amount Registered | shares	1,197,100,000
Maximum Aggregate Offering Price	$ 1,194,059,366.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 164,899.60
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.850% Notes due 2038
Amount Registered | shares	897,825,000
Maximum Aggregate Offering Price	$ 893,928,439.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 123,451.52
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	897,825,000
Maximum Aggregate Offering Price	$ 897,825,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 123,989.63
Offering Note	See Offering Note 1.